Segment Information (Details) - Schedule of Major Activities for Reportable Segments - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment:
Income before income tax	$ 7,819	$ 2,314	$ 8,067
Injection Molded Plastic Parts [Member]
Segment:
Net sales	12,602	15,838	23,586
Income before income tax	2,309	(2,421)	4,229
Injection Molded Plastic Parts [Member] | Intersegment sales [Member]
Segment:
Intersegment sales	(211)	(221)	(241)
Electronic Products [Member]
Segment:
Net sales	56,977	61,720	62,635
Income before income tax	6,772	6,147	5,233
Electronic Products [Member] | Intersegment sales [Member]
Segment:
Intersegment sales
Segment Total [Member]
Segment:
Net sales	69,579	77,558	86,221
Income before income tax	9,081	3,726	9,462
Segment Total [Member] | Intersegment sales [Member]
Segment:
Intersegment sales	(211)	(221)	(241)
Sales Eliminations [Member]
Segment:
Net sales	(211)	(221)	(241)
Income before income tax
Sales Eliminations [Member] | Intersegment sales [Member]
Segment:
Intersegment sales	211	221	241
Corporate Expenses [Member]
Segment:
Income before income tax	(1,262)	(1,412)	(1,395)
Net Sales [Member]
Segment:
Net sales	69,368	77,337	85,980
Net Sales [Member] | Intersegment sales [Member]
Segment:
Intersegment sales